Risk and Capital Management - Summary of Exposure Weighted by Credit Risk Amount and Ratio Required and Current (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Common Equity Tier I, Required	R$ 40,108	R$ 36,813
Tier I (Common Equity Tier I + Additional Tier I Capital), Required	53,478	49,084
Tier II, Required	0
Referential Equity (Tier I + Tier II), Required	71,304	70,559
Common Equity Tier I	117,328	123,358
Additional Tier I Capital	11,368	7,796
Tier I (Common Equity Tier I + Additional Tier I Capital)	128,696	131,154
Tier II	11,900	15,874
Referential Equity (Tier I + Tier II)	R$ 140,596	R$ 147,028
Common Equity Tier I	4.50%	4.50%
Tier I (Common Equity Tier I + Additional Tier I Capital)	6.00%	6.00%
Referential Equity (Tier I + Tier II)	8.00%	8.625%
Amount Required for Additional Capital Buffers (ACP)	R$ 31,195	R$ 19,429
Additional Capital Buffers (ACP)	3.50%	2.375%
Required ratio [Member]
Disclosure of credit risk exposure [line items]
Additional Tier I Capital, Required	R$ 0
Common Equity Tier I	4.50%	4.50%
Additional Tier I Capital	0.00%
Tier I (Common Equity Tier I + Additional Tier I Capital)	6.00%	6.00%
Tier II	0.00%
Referential Equity (Tier I + Tier II)	8.00%	8.625%
Current ratio [Member]
Disclosure of credit risk exposure [line items]
Common Equity Tier I	13.20%	15.10%
Additional Tier I Capital	0.00%
Tier I (Common Equity Tier I + Additional Tier I Capital)	14.40%	16.00%
Tier II	0.00%
Referential Equity (Tier I + Tier II)	15.80%	18.00%